                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                                  Annual Report

                                December 31, 2002

                                    Contents

President's Letter                                                            1
Report of Independent Auditors                                                2
Financial Statements, Financial Highlights, and Schedules of Investments:
    Select Ten Plus Division - March                                          3
    Select Ten Plus Division - June                                           7
    Select Ten Plus Division - September                                     11
    Select Ten Plus Division - December                                      15
Notes to Financial Statements                                                19

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[LOGO]
INTEGRITY (SM)                                    515 West Market Street
LIFE INSURANCE COMPANY                            Louisville Kentucky 40202-3333

January 21, 2003

Dear Unit Holders:

Enclosed is the Separate Account Ten of Integrity Life Insurance Company annual report for the year ended December 31, 2002. The report includes details on the investment holdings of the March, June, September, and December Divisions of Separate Account Ten as of December 31, 2002, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy". Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

DIVISION                                         SEPARATE ACCOUNT RETURN        DOW JONES INDUSTRIAL AVERAGE
--------                                         -----------------------        ----------------------------
Select Ten Plus Division - March
          For the Year Ended December 31, 2002           (7.50%)                          (16.76%)

Select Ten Plus Division - June
          For the Year Ended December 31, 2002          (10.00%)                          (16.76%)

Select Ten Plus Division - September
          For the Year Ended December 31, 2002           (5.61%)                          (16.76%)

Select Ten Plus Division - December
          For the Year Ended December 31, 2002          (10.69%)                          (16.76%)


Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Don W. Cummings

Don W. Cummings
President, Separate Account Ten of Integrity Life Insurance Company

A WESTERN-SOUTHERN ENTERPRISE COMPANY

                         Report of Independent Auditors

The Unit Holders and Board of Directors
Separate Account Ten of Integrity Life
     Insurance Company

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") (comprised of the Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September and Select Ten Plus Division-December) as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting the Separate Account at December 31, 2002 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Kansas City, Missouri
January 24, 2003

                        Select Ten Plus Division - March

                       Statement of Assets and Liabilities

                                                                       DECEMBER 31, 2002
                                                                       ------------------
ASSETS
   Investments in securities, at value
     (cost $4,357,127) - See accompanying schedule                      $    3,623,083
   Cash                                                                          6,972
   Dividends receivable                                                          7,933
                                                                        --------------
TOTAL ASSETS                                                                 3,637,988

LIABILITIES
   Accrued expenses                                                             11,432
                                                                        --------------
TOTAL LIABILITIES                                                               11,432
                                                                        --------------

NET ASSETS                                                              $    3,626,556
                                                                        ==============

UNIT VALUE, offering and redemption price per unit                      $         9.20
                                                                        ==============
Units outstanding                                                              394,155
                                                                        ==============

                             Statement of Operations


                                                                              YEAR ENDED
                                                                           DECEMBER 31, 2002
                                                                           -----------------
INVESTMENT INCOME
   Dividends                                                                $       143,015

EXPENSES
   Mortality and expense risk and administrative charges                             52,863
   Investment advisory and management fees                                           19,578
   Custody and accounting expenses                                                   22,496
   Professional fees                                                                 11,900
   Directors' fees and expenses                                                       3,100
   Printing and filing fees                                                           3,100
   Errors and omissions insurance                                                       200
                                                                            ---------------
     Total expenses before reimbursement                                            113,237
     Less: expense reimbursement                                                    (27,091)
                                                                            ---------------
     Net expenses                                                                    86,146
                                                                            ---------------
Net investment income                                                                56,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                 140,519
   Net unrealized depreciation during
     the period on investments                                                     (515,671)
                                                                            ---------------
Net realized and unrealized loss                                                   (375,152)
                                                                            ---------------

Net decrease in net assets resulting from operations                        $      (318,283)
                                                                            ===============

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                       Statements of Changes in Net Assets

                                                  YEAR ENDED          YEAR ENDED
                                               DECEMBER 31, 2002   DECEMBER 31, 2001
                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                         $      56,869       $    38,089
   Net realized gain on investments                    140,519           109,655
   Net unrealized depreciation during
     the period on investments                        (515,671)         (296,533)
                                                 --------------      -------------
   Net decrease in net assets
     resulting from operations                        (318,283)         (148,789)

Contract related transactions:
   Contributions from contract holders
     (24,309 and 9,185 units, respectively)            261,314            89,444
   Cost of units redeemed (30,286 and
     33,849 units, respectively)                      (296,568)         (350,503)
                                                 --------------      -------------
   Net decrease in net assets
     resulting from unit transactions                  (35,254)         (261,059)
                                                 --------------      -------------

TOTAL DECREASE IN NET ASSETS                          (353,537)         (409,848)

NET ASSETS
Beginning of period                                  3,980,093         4,389,941
                                                 --------------      -------------
End of period                                    $   3,626,556       $ 3,980,093
                                                 =============       ============

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                              Financial Highlights


                                                                                                                   MARCH 31, 1999
                                                                                                                 (COMMENCEMENT OF
                                                        YEAR ENDED          YEAR ENDED         YEAR ENDED       OPERATIONS) THROUGH
                                                     DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000(a)  DECEMBER 31, 1999
                                                     -----------------  -----------------  -------------------- --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                     $     9.95          $   10.33        $     10.24             $  10.00
   Income (loss) from investment operations:
     Net investment income                                   0.15               0.11               0.13                 0.04
     Net realized and unrealized gain
      (loss) on investments                                 (0.90)             (0.49)             (0.04)                0.20
                                                       ----------          ---------         ----------             ---------
     Total from investment operations                       (0.75)             (0.38)              0.09                 0.24
                                                       ----------          ---------         ----------             ---------
   Unit value, end of period                           $     9.20          $    9.95        $     10.33             $  10.24
                                                       ==========          =========         ==========             =========
TOTAL RETURN                                                (7.50%)            (3.75%)             0.97%                2.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $    3,627          $   3,980        $     4,390             $  6,800
Units outstanding                                         394,155            400,132            424,796              664,381
Ratio of investment income to average net assets             3.65%              3.11%              3.15%                2.58%
Ratio of net investment income to average net assets         1.45%              0.92%              0.95%                0.38%
Ratio of net investment income to average net assets
   before voluntary expense reimbursement                    0.76%              0.16%              0.32%                0.18%
Ratio of expenses to average net assets                      2.20%              2.20%              2.20%                2.20%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                    2.89%              2.96%              2.83%                2.40%
Portfolio turnover rate                                        24%                19%                37%                  22%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                             Schedule of Investments

                                December 31, 2002

                                                                    NUMBER           MARKET
                                                                   OF SHARES         VALUE
                                                                   ---------         -------
COMMON STOCKS (99.9%)
BASIC MATERIALS (20.4%)
     du Pont (E.I.) de Nemours and Company                           9,103      $    385,967
     International Paper Company                                    10,116           353,743
                                                                                ------------
                                                                                     739,710
CAPITAL GOODS (21.1%)
     Caterpillar, Inc.                                               7,628           348,752
     3M Company                                                      3,384           417,247
                                                                                ------------
                                                                                     765,999
COMMUNICATION SERVICES (8.8%)
     SBC Communications, Inc.                                       11,729           317,973

CONSUMER CYCLICAL (20.4%)
     Eastman Kodak Company                                          13,142           460,496
     General Motors Corporation                                      7,568           278,949
                                                                                ------------
                                                                                     739,445
CONSUMER STAPLE (9.2%)
     Philip Morris Companies, Inc.                                   8,205           332,549

FINANCIAL (8.4%)
     J.P. Morgan Chase & Company, Inc.                              12,743           305,832

PHARMACEUTICAL PREPARATIONS (11.6%)
     Merck & Co., Inc.                                               7,447           421,575
                                                                                ------------
TOTAL COMMON STOCKS (Cost $4,357,127)                                              3,623,083
                                                                                ------------
TOTAL INVESTMENTS (99.9%)                                                          3,623,083
OTHER ASSETS, LESS LIABILITIES (0.1%)                                                  3,473
                                                                                ------------
NET ASSETS (100.0%)                                                             $  3,626,556
                                                                                ============

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2002 aggregated $1,049,076 and $1,077,043, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $734,044 of which $232,848 related to appreciated investments and $966,892 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.


SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statement of Assets and Liabilities

                                                               DECEMBER 31, 2002
                                                               -----------------
ASSETS
   Investments in securities, at value
     (cost $3,991,925) - See accompanying schedule              $    3,225,249
   Cash                                                                  6,838
   Dividends receivable                                                  9,675
                                                                --------------
TOTAL ASSETS                                                         3,241,762

LIABILITIES
   Accrued expenses                                                     10,504
                                                                --------------
TOTAL LIABILITIES                                                       10,504
                                                                --------------

NET ASSETS                                                      $    3,231,258
                                                               ===============

UNIT VALUE, offering and redemption price per unit              $         9.22
                                                               ===============

Units outstanding                                                      350,392
                                                               ===============

                             Statement of Operations

                                                                   YEAR ENDED
                                                               DECEMBER 31, 2002
                                                               -----------------
INVESTMENT INCOME
   Dividends                                                    $    128,023

EXPENSES
   Mortality and expense risk and administrative charges              47,561
   Investment advisory and management fees                            17,616
   Custody and accounting expenses                                    22,090
   Professional fees                                                  12,000
   Directors' fees and expenses                                        3,100
   Printing and filing fees                                            3,000
   Errors and omissions insurance                                        232
                                                               -------------
     Total expenses before reimbursement                             105,599
     Less: expense reimbursement                                     (28,091)
                                                               -------------
     Net expenses                                                     77,508
                                                               -------------
Net investment income                                                 50,515

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                   56,652
   Net unrealized depreciation during
     the period on investments                                      (491,140)
                                                               -------------
Net realized and unrealized loss                                    (434,488)
                                                               -------------
Net decrease in net assets resulting from operations            $   (383,973)
                                                               =============

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statements of Changes in Net Assets

                                                YEAR ENDED         YEAR ENDED
                                             DECEMBER 31, 2002  DECEMBER 31, 2001
                                             -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                       $    50,515      $    32,934
   Net realized gain on investments                 56,652           21,014
   Net unrealized depreciation during
     the period on investments                    (491,140)        (217,778)
                                               -----------      -----------
   Net decrease in net assets
     resulting from operations                    (383,973)        (163,830)

Contract related transactions:
   Contributions from contract holders
     (54,708 and 11,424 units, respectively)       548,875          125,100
   Cost of units redeemed
     (58,732 and 33,213 units, respectively)      (565,306)        (354,170)
                                               -----------      -----------
   Net decrease in net assets
     resulting from unit transactions              (16,431)        (229,070)
                                               -----------      -----------

TOTAL DECREASE IN NET ASSETS                      (400,404)        (392,900)

NET ASSETS
Beginning of period                              3,631,662        4,024,562
                                               -----------      -----------
End of period                                  $ 3,231,258      $ 3,631,662
                                               ===========      ===========

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                              Financial Highlights

                                                                                                                    JUNE 30, 1998
                                                                                                                    (COMMENCEMENT
                                                                                                                    OF OPERATIONS)
                                          YEAR ENDED        YEAR ENDED         YEAR ENDED           YEAR ENDED         THROUGH
                                      DECEMBER 31, 2002  DECEMBER 31, 2001 DECEMBER 31, 2000(a) DECEMBER 31, 1999  DECEMBER 31, 1998
                                      -----------------  ----------------- -------------------- -----------------  -----------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period      $  10.25           $  10.70            $  10.14               $  10.43            $  10.00
  Income (loss) from investment
     operations:
    Net investment income                  0.15               0.10                0.14                   0.02               0.03
    Net realized and unrealized gain
     (loss) on investments                (1.18)             (0.55)               0.42                  (0.31)              0.40
                                      ----------          -----------         --------               ---------            ---------
    Total from investment operations      (1.03)             (0.45)               0.56                  (0.29)              0.43
                                      ----------          -----------         --------               ---------            ---------
  Unit value, end of period            $   9.22           $  10.25            $  10.70               $  10.14            $  10.43
                                      ==========          ===========         ========               =========           ==========

TOTAL RETURN                             (10.00%)            (4.21%)              5.50%                 (2.78%)              4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                       $  3,231           $  3,632            $  4,025               $  6,431            $  2,043
Units outstanding                       350,392            354,416             376,205                634,209             195,841
Ratio of investment income
  to average net assets                    3.63%              3.06%               3.14%                  2.62%               2.69%
Ratio of net investment income
  to average net assets                    1.43%              0.86%               0.94%                  0.54%               0.50%
Ratio of net investment income (loss)
  to average net assets before
  voluntary expense reimbursement          0.63%              0.01%               0.19%                 (0.08%)             (1.50%)
Ratio of expenses to average
  net assets                               2.20%              2.20%               2.20%                  2.20%               2.20%
Ratio of expenses to average net
  assets before voluntary
  expense reimbursement                    3.00%              3.05%               2.95%                  2.82%               4.20%
Portfolio turnover rate                      29%                26%                 35%                    43%                  1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                December 31, 2002

                                                                   NUMBER OF           MARKET
                                                                    SHARES             VALUE
                                                                 ------------       -----------
COMMON STOCKS (99.8%)
BASIC MATERIALS (19.9%)
     du Pont (E.I.) de Nemours and Company                            7,977      $        338,225
     International Paper Company                                      8,709               304,542
                                                                                 ----------------
                                                                                          642,767

CAPITAL GOODS (10.5%)
     Caterpillar, Inc.                                                7,410               338,785

COMMUNICATION SERVICES (10.0%)
     SBC Communications, Inc.                                        11,943               323,775

CONSUMER CYCLICAL (20.6%)
     Eastman Kodak Company                                           11,366               398,264
     General Motors Corporation                                       7,240               266,881
                                                                                 ----------------
                                                                                          665,145
CONSUMER STAPLE (9.7%)
     Philip Morris Companies, Inc.                                    7,696               311,919

ELECTRICAL & ELECTRONIC MACHINERY (9.0%)
     General Electric Company                                        11,962               291,275

FINANCIAL (8.4%)
     J.P. Morgan Chase & Company, Inc.                               11,374               272,976

PHARMACEUTICAL PREPARATIONS (11.7%)
     Merck & Co., Inc.                                                6,688               378,607
                                                                                 ----------------

TOTAL COMMON STOCKS (Cost $3,991,925)                                                   3,225,249
                                                                                 ----------------
TOTAL INVESTMENTS (99.8%)                                                               3,225,249
OTHER ASSETS, LESS LIABILITIES (0.2%)                                                       6,009
                                                                                 ----------------
NET ASSETS (100.0%)                                                              $      3,231,258
                                                                                 ================

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2002 aggregated $1,085,194 and $1,109,225, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $766,676 of which $79,242 related to appreciated investments and $845,918 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statement of Assets and Liabilities

                                                               DECEMBER 31, 2002
                                                               -----------------
ASSETS
   Investments in securities, at value
     (cost $4,926,114) - See accompanying schedule              $    4,581,909
   Cash                                                                 10,960
   Dividends receivable                                                  9,900
                                                               ---------------
TOTAL ASSETS                                                         4,602,769

LIABILITIES
   Due to investment advisor                                             3,372
   Accrued expenses                                                     11,733
                                                               ---------------
TOTAL LIABILITIES                                                       15,105
                                                               ---------------

NET ASSETS                                                      $    4,587,664
                                                               ===============

UNIT VALUE, offering and redemption price per unit              $         9.95
                                                               ===============

Units outstanding                                                      460,979
                                                               ===============

                             Statement of Operations

                                                                  YEAR ENDED
                                                               DECEMBER 31, 2002
                                                               -----------------
INVESTMENT INCOME
   Dividends                                                    $   181,052

EXPENSES
   Mortality and expense risk and administrative charges             68,120
   Investment advisory and management fees                           25,230
   Custody and accounting expenses                                   23,259
   Professional fees                                                 12,000
   Directors' fees and expenses                                       3,100
   Printing and filing fees                                           3,000
   Errors and omissions insurance                                       200
                                                               --------------
     Total expenses before reimbursement                            134,909
     Less: expense reimbursement                                    (23,897)
                                                               --------------
     Net expenses                                                   111,012
                                                               --------------
Net investment income                                                70,040

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                 (51,136)
   Net unrealized depreciation
     during the period on investments                              (284,880)
                                                               --------------
Net realized and unrealized loss                                   (336,016)
                                                               --------------

Net decrease in net assets resulting from operations            $  (265,976)
                                                               ==============

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statements of Changes in Net Assets

                                                         YEAR ENDED                YEAR ENDED
                                                      DECEMBER 31, 2002         DECEMBER 31, 2001
                                                      -----------------         -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                               $       70,040           $      53,057
   Net realized gain (loss) on investments                    (51,136)                 12,110
   Net unrealized depreciation during
     the period on investments                               (284,880)                 (4,366)
                                                       ---------------          --------------
   Net increase (decrease) in net assets
     resulting from operations                               (265,976)                 60,801

Contract related transactions:
   Contributions from contract holders
     (14,877 and 31,962 units, respectively)                  128,546                 301,858
   Cost of units redeemed (74,239 and
     164,133 units, respectively)                            (761,389)             (1,749,776)
                                                       ---------------          --------------
   Net decrease in net assets resulting
     from unit transactions                                  (632,843)             (1,447,919)
                                                       ---------------          --------------

TOTAL DECREASE IN NET ASSETS                                 (898,819)             (1,387,118)

NET ASSETS
Beginning of period                                         5,486,483               6,873,601
                                                       ---------------          --------------

End of period                                          $    4,587,664           $   5,486,483
                                                       ===============          ==============

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                              Financial Highlights

                                                                                                                 SEPTEMBER 30, 1998
                                                                                                                  (COMMENCEMENT OF
                                         YEAR ENDED        YEAR ENDED         YEAR ENDED          YEAR ENDED     OPERATIONS) THROUGH
                                     DECEMBER 31, 2002  DECEMBER 31, 2001 DECEMBER 31, 2000(a) DECEMBER 31, 1999  DECEMBER 31, 1998
                                     -----------------  ----------------- -------------------- ----------------- -------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period       $   10.54         $   10.53          $   10.11        $    10.26           $    10.00
   Income (loss)  from investment
     operations:
     Net investment income                    0.21              0.17               0.18              0.05                 0.02
     Net realized and unrealized
       gain (loss) on investments            (0.80)            (0.16)              0.24             (0.20)                0.24
                                         ----------        ----------         ---------        -----------         ------------
     Total from investment
       operations                            (0.59)             0.01               0.42             (0.15)                0.26
                                         ----------        ----------         ---------        -----------         ------------
  Unit value, end of period              $    9.95         $   10.54          $   10.53        $    10.11           $    10.26
                                         =========         =========          =========        ==========           ===========

TOTAL RETURN                                 (5.61%)            0.09%              4.15%            (1.42%)               2.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)                             $   4,588         $   5,486          $   6,874        $   11,247           $   11,012
Units outstanding                          460,979         $ 520,341            652,512         1,111,983            1,072,954
Ratio of investment income to
  average net assets                          3.59%             3.09%              3.32%             2.77%                2.80%
Ratio of net investment income to
  average net assets                          1.39%             0.89%              1.12%             0.57%                0.57%
Ratio of net investment income to
  average net assets before
  voluntary expense reimbursement             0.92%             0.03%              0.52%             0.29%                0.28%
Ratio of expenses to average net
  assets                                      2.20%             2.20%              2.20%             2.20%                2.20%
Ratio of expenses to average
  net assets before voluntary
  expense reimbursement                       2.67%             3.06%              2.80%             2.48%                2.49%
Portfolio turnover rate                         30%               26%                28%               50%                   1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                             Schedule of Investments

                                December 31, 2002

                                                                    NUMBER OF     MARKET
                                                                     SHARES       VALUE
                                                                    ---------    --------
COMMON STOCKS (99.9%)
AIRCRAFT PARTS & EQUIPMENT (9.2%)
     Honeywell International, Inc.                                  17,496       $  419,904

BASIC MATERIALS (9.8%)
     du Pont (E.I.) de Nemours and Company                          10,569          448,126

CAPITAL GOODS (10.4%)
     Caterpillar, Inc.                                              10,443          477,454

COMMUNICATION SERVICES (11.1%)
     SBC Communications, Inc.                                       18,842          510,807

CONSUMER CYCLICAL (18.7%)
     Eastman Kodak Company                                          13,861          485,689
     General Motors Corporation                                     10,138          373,680
                                                                                 ----------
                                                                                    859,369
CONSUMER STAPLE (9.2%)
     Philip Morris Companies, Inc.                                  10,362          419,972

FINANCIAL (11.2%)
     J.P. Morgan Chase & Company, Inc.                              21,440          514,560

PHARMACEUTICAL PREPARATIONS (10.4%)
     Merck & Co., Inc.                                                8,431         477,279

PRIMARY METAL INDUSTRIES (9.9%)
     Alcoa, Inc.                                                    19,949          454,438
                                                                                 ----------

TOTAL COMMON STOCKS (Cost $4,926,114)                                             4,581,909
                                                                                 ----------
TOTAL INVESTMENTS (99.9%)                                                         4,581,909
OTHER ASSETS, LESS LIABILITIES (0.1%)                                                 5,755
                                                                                 ----------
NET ASSETS (100.0%)                                                              $4,587,664
                                                                                 ==========


OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2002 aggregated $1,579,545 and $2,288,404, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $344,205 of which $377,902 related to appreciated investments and $722,107 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statement of Assets and Liabilities

                                                     DECEMBER 31, 2002
                                                     -----------------
ASSETS
   Investments in securities, at value
     (cost $5,363,817) - See accompanying schedule   $       4,610,409
   Cash                                                         69,602
   Dividends receivable                                         10,127
   Receivable for investment securities sold                 1,598,642
                                                     -----------------
TOTAL ASSETS                                                 6,288,780

LIABILITIES
   Payable for investment securities purchased               1,646,541
   Accrued expenses                                              9,244
                                                     -----------------
TOTAL LIABILITIES                                            1,655,785
                                                     -----------------

NET ASSETS                                           $       4,632,995
                                                     =================

UNIT VALUE, offering and redemption price per unit   $            8.79
                                                     =================

Units outstanding                                              527,129
                                                     =================

                             Statement of Operations

                                                                                YEAR ENDED
                                                                             DECEMBER 31, 2002
                                                                             -----------------
INVESTMENT INCOME
   Dividends                                                                  $         187,144

EXPENSES
   Mortality and expense risk and administrative charges                                 68,752
   Investment advisory and management fees                                               25,464
   Custody and accounting expenses                                                       22,371
   Professional fees                                                                      5,419
   Directors' fees and expenses                                                           3,100
   Printing and filing fees                                                               3,000
   Errors and omissions insurance                                                         6,582
                                                                              -----------------
     Total expenses before reimbursement                                                134,687
     Less: expense reimbursement                                                        (22,647)
                                                                              -----------------
     Net expenses                                                                       112,040
                                                                              -----------------
Net investment income                                                                    75,104

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                    (496,819)
   Net unrealized depreciation during the period on investments                        (143,768)
                                                                              -----------------
Net realized and unrealized loss                                                       (640,587)
                                                                              -----------------

Net decrease in net assets resulting from operations                          $        (565,483)
                                                                              =================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statements of Changes in Net Assets

                                                         YEAR ENDED           YEAR ENDED
                                                      DECEMBER 31, 2002    DECEMBER 31, 2001
                                                      -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                             $           75,104    $           54,689
   Net realized gain (loss) on investments                     (496,819)              235,844
   Net unrealized depreciation
     during the period on investments                          (143,768)             (654,615)
                                                     ------------------    ------------------
   Net decrease in net assets
     resulting from operations                                 (565,483)             (364,082)

Contract related transactions:
   Contributions from contract holders
     (5,432 and 28,713 units, respectively)                      48,125               285,589
   Cost of units redeemed
     (42,418 and 49,768 units, respectively)                   (401,052)             (525,020)
                                                     ------------------    ------------------
   Net decrease in net assets resulting
     from unit transactions                                    (352,927)             (239,431)
                                                     ------------------    ------------------

TOTAL DECREASE IN NET ASSETS                                   (918,410)             (603,513)

NET ASSETS
Beginning of period                                           5,551,405             6,154,918
                                                     ------------------    ------------------

End of period                                        $        4,632,995    $        5,551,405
                                                     ==================    ==================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                              Financial Highlights

                                                          YEAR ENDED            YEAR ENDED             YEAR ENDED
                                                       DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000(a)
                                                       -----------------     -----------------     --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                     $            9.84     $           10.52     $              10.15
   Income (loss) from investment operations:
     Net investment income                                          0.17                  0.11                     0.18
     Net realized and unrealized gain
        (loss) on investments                                      (1.22)                (0.79)                    0.19
                                                       -----------------     -----------------     --------------------
     Total from investment operations                              (1.05)                (0.68)                    0.37
                                                       -----------------     -----------------     --------------------
   Unit value, end of period                           $            8.79     $            9.84     $              10.52
                                                       =================     =================     ====================

TOTAL RETURN                                                      (10.69%)               (6.45%)                   3.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $           4,633     $           5,551     $              6,155
Units outstanding                                                527,129               564,115                  585,170
Ratio of investment income to average net
  assets                                                            3.67%                 3.15%                    3.11%
Ratio of net investment income (loss) to average
  net assets                                                        1.47%                 0.95%                    0.91%
Ratio of net investment income (loss) to average net
  assets before voluntary expense reimbursement                     1.03%                 0.61%                    0.71%
Ratio of expenses to average net assets                             2.20%                 2.20%                    2.20%
Ratio of expenses to average net assets
  before voluntary expense reimbursement                            2.64%                 2.54%                    2.40%
Portfolio turnover rate                                               33%                   17%                       9%

                                                                              FOR THE ONE DAY
                                                                               PERIOD ENDED
                                                                             DECEMBER 31, 1998
                                                          YEAR ENDED           (COMMENCEMENT
                                                       DECEMBER 31, 1999       OF OPERATIONS)
                                                       -----------------     -----------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                     $            9.82    $           10.00
   Income (loss) from investment operations:
     Net investment income                                          0.05                - (b)
     Net realized and unrealized gain
        (loss) on investments                                       0.28                (0.18)
                                                       -----------------    -----------------
     Total from investment operations                               0.33                (0.18)
                                                       -----------------    -----------------
   Unit value, end of period                           $           10.15    $            9.82
                                                       =================    =================

TOTAL RETURN                                                        3.38%               (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $          13,113    $          14,520
Units outstanding                                              1,291,739            1,478,641
Ratio of investment income to average net
  assets                                                            2.63%                --
Ratio of net investment income (loss) to average
  net assets                                                        0.51%               (2.12%)
Ratio of net investment income (loss) to average net
  assets before voluntary expense reimbursement                     0.51%               (2.12%)
Ratio of expenses to average net assets                             2.12%                2.12%
Ratio of expenses to average net assets
  before voluntary expense reimbursement                            2.12%                2.12%
Portfolio turnover rate                                               36%                   0%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.
(b)  Less than $0.01

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                             Schedule of Investments

                                December 31, 2002

                                              NUMBER OF    MARKET
                                               SHARES      VALUE
                                              ---------  ----------
COMMON STOCKS (99.5%)
AIRCRAFT PARTS & EQUIPMENT (10.6%)
     Honeywell International, Inc.              20,462   $  491,088

BASIC MATERIALS (9.9%)
     du Pont (E.I.) de Nemours and Company      10,756      456,054
     International Paper Company                    92        3,228
                                                         ----------
                                                            459,282

CAPITAL GOODS (10.0%)
     Caterpillar, Inc.                          10,112      462,321

COMMUNICATION SERVICES (19.9%)
     AT&T Corporation                           17,650      460,842
     SBC Communications, Inc.                   16,861      457,102
                                                         ----------
                                                            917,944

CONSUMER CYCLICAL (19.7%)
     Eastman Kodak Company                      12,809      448,827
     General Motors Corporation                 12,581      463,739
                                                         ----------
                                                            912,566

CONSUMER STAPLE (9.7%)
     Philip Morris Companies, Inc.              11,109      450,248

ELECTRICAL & ELECTRONIC MACHINERY (9.9%)
     General Electric Company                   18,767      456,976

FINANCIAL (9.8%)
     J.P. Morgan Chase & Company, Inc.          19,166      459,984
                                                         ----------

TOTAL COMMON STOCKS (Cost $5,363,817)                     4,610,409
                                                         ----------
TOTAL INVESTMENTS (99.5%)                                 4,610,409
OTHER ASSETS, LESS LIABILITIES (0.5%)                        22,586
                                                         ----------
NET ASSETS (100.0%)                                      $4,632,995
                                                         ==========

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2002 aggregated $1,703,370 and $2,032,993, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $753,408 of which $209,702 related to appreciated investments and $963,110 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division - March, Select Ten Plus Division - June, Select Ten Plus Division - September, and Select Ten Plus Division - December (the "Division(s)"). Each Division is a non-diversified investment company that invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last day of the month for which the Division is named. For example, the Select Ten Plus Division - March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. INVESCO-National Asset Management ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a Sub-Advisory Agreement.

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States as set forth for separate accounts in the revised audit and accounting guide issued by the American Institute of Certified Public Accountants, AUDITS OF INVESTMENT COMPANIES.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the average daily net assets of the Divisions. Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of average daily net assets up to $100 million and 0.05% of average daily net assets in excess of $100 million. Touchstone Advisors has guaranteed it or an affiliate will pay National Asset a minimum annual subadvisory fee of $50,000.

Touchstone Advisors has agreed to reimburse each Division for operating expenses (excluding investment advisory and management fees and mortality and expense risk and administrative charges) above an annual rate of 0.35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4.   CHANGE IN OFFICERS AND DIRECTORS (UNAUDITED)

On November 21, 2002, the Board of Managers of the Separate Account approved Don
W. Cummings as President, Kevin L. Howard as Secretary, Meredith Hettinger as Treasurer, and Lee Ann Gaydosh as Anti-Money Laundering Compliance Officer. Formerly, Edward J. Haines acted as president and Don W. Cummings acted as controller/treasurer.